Paras Madho
Director
Securities Operations

NYSE Group

Received SEC
MAR 28 2008
Washington, DC 20549

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

08022679

CERTNYS
001-13508

March 28, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Colonial BancGroup, Inc., 8-7/8% Subordinated Notes due 2038 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 27, 2008. Tentative listing date – March 31, 2008.

Sincerely,

Paras Madho

PROCESSED
APR 01 2008 E
THOMSON
FINANCIAL

END